9. Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax expense at statutory rate (21% in 2018)									$ 3,613	$ 3,361	$ 4,833
Differences:
State income tax, net of federal income tax effect									327	358	307
Tax exempt interest income									(802)	(990)	(1,594)
Increase in cash surrender value of life insurance									(81)	(81)	(136)
Nondeductible interest and other expense									40	23	46
Impact of Tax Cuts and Jobs Act									0	0	588
Other									39	(47)	(97)
Total income tax	$ 672	$ 834	$ 845	$ 785	$ 690	$ 687	$ 595	$ 652	$ 3,136	$ 2,624	$ 3,947